Discontinued Operations	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Discontinued Operations

Note 5 - Discontinued Operations

Disposal of Insights Consulting LTD and its subsidiaries

Due to uncertainty in the future of the business, in December 2024, the Company sold all of its assets and liabilities related to the corporate consulting services of Insights Consulting LTD and its subsidiaries with an effective date of December 31, 2024. The business was sold for cash consideration of $480,000 to Bosera Asset Management Co., Ltd, and the consideration received on Feb 27, 2025. The fair value of these payments is estimated at $480,000. The disposals represented a strategic shift and had a major effect on The Company’s results of operations. The disposed entities are accounted as discontinued operations in the consolidated financial statements for the year ended December 31, 2023. Loss of $176,500 for the years ended December 31, 2024 was recognized on the loss from the disposal of subsidiaries.

Revenue and expenses related to all discontinued operations are detailed in the table below in US dollars:

	Year ended Dec 31, 2025		Year ended Dec 31, 2024
	$		$
Revenue		-		724,338
Cost of revenue		-		(752,831)
Selling expenses		-		(61,243)
General and administrative expenses		-		(265,473)
Other (expenses) income		-		(989)
Loss from disposal of discontinued operations		-		(176,500)
Income tax (expenses) benefit from continuing operations		-		-
Results of discontinued operations		-		(532,698)